Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments - Standby and Other Letters of Credit and Other Financial Guarantees (Details 1) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total lending related commitments	$ 965,963	$ 958,709	$ 944,493
Allowance for lending-related commitments	626	717	912	939
Wholesale
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total lending related commitments	365,689	346,079
Standby Letters of Credit, and Other Financial Guarantees [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	74,222	70,236
Noninvestment-grade	22,828	24,601
Total lending related commitments	97,050	94,837
Allowance for lending-related commitments	314	345
Commitments with collateral	39,335	37,815
Other letters of credit
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	4,399	5,289
Noninvestment-grade	1,369	1,374
Total lending related commitments	5,768	6,663
Allowance for lending-related commitments	2	2
Commitments with collateral, other letters of credit	$ 1,748	$ 2,127